Income Taxes (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance at beginning of year	$ 1,598	$ 1,405
Additions for tax positions related to the current year	223	253
Additions for tax positions related to previous years	14	83
Additions from the merger	1,052	0
Reduction of reserve for statute expirations	(1,156)	(143)
Balance at end of year	$ 1,732	$ 1,598